Equity Dividends - Ordinary Dividends Paid (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends [line items]
Ordinary dividends paid	£ 796	£ 762	£ 683
RELX PLC [member]
Disclosure of Dividends [line items]
Ordinary dividends paid	420	400	356
RELX NV [member]
Disclosure of Dividends [line items]
Ordinary dividends paid	£ 376	£ 362	£ 327